Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-36345
Entity Registrant Name	GALMED PHARMACEUTICALS LTD.
Entity Central Index Key	0001595353
Entity Address, Address Line One	16 Abba Hillel Road
Entity Address, City or Town	Ramat Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	5250608